Note 5 - Related Party and Party-in-Interest Transactions (Details Textual) - EBP 06-1061602 001 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Mutual funds	$ 2,839,885,892	$ 2,508,186,700
EBP, Trustee [Member]
EBP, Change in Net Asset Available for Benefit, Decrease for Fee Expense	596,166	500,252
EBP, Change in Net Asset Available for Benefit, Decrease for Advisory and Managed Service Expense	555,372	403,106
EBP, Employer, Common Stock [Member]
Mutual funds	$ 237,715,430	$ 408,460,158